Note 4 - Debt (Tables)	9 Months Ended
Sep. 30, 2020
Notes Tables
Schedule of Long-term Debt Instruments [Table Text Block]
	September 30, 2020
	Facility							Collateral
	Date issued	Outstanding face amount	Carrying value	Final stated maturity		Weighted average interest rate (1)	Weighted average life (years) (2)	Outstanding face amount	Amortized cost basis	Carrying value (3)	Weighted average life (years) (2)
Master Repurchase Agreements
CMBS
Mizuho (4)	Apr 2020	160,212	160,212	N/A	(5)	2.45%	0.04	1,960,129	317,050	305,709	10.8
Asset Specific Financing
Single Family Rental
Freddie Mac	7/12/2019	786,939	786,939	7/12/2029		2.44%	7.6	861,580	927,632	927,632	7.6
Total/weighted average		$947,151	$947,151			2.44%	6.33	$2,821,709	$1,244,682	$1,233,341	9.84

Schedule of Debt [Table Text Block]
Investment	Investment Date	Outstanding Principal Balance	Location	Property Type	Interest Type	Interest Rate	Maturity Date
SFR Loans
Senior loan	2/11/2020	$465,689	Various	Single-family	Fixed	2.24%	9/1/2028
Senior loan	2/11/2020	9,236	Various	Single-family	Fixed	3.51%	2/1/2028
Senior loan	2/11/2020	4,945	Various	Single-family	Fixed	2.48%	8/1/2023
Senior loan	2/11/2020	9,633	Various	Single-family	Fixed	2.79%	9/1/2028
Senior loan	2/11/2020	6,904	Various	Single-family	Fixed	2.69%	7/1/2028
Senior loan	2/11/2020	5,199	Various	Single-family	Fixed	2.64%	10/1/2028
Senior loan	2/11/2020	11,252	Various	Single-family	Fixed	3.02%	10/1/2028
Senior loan	2/11/2020	5,795	Various	Single-family	Fixed	2.87%	9/1/2023
Senior loan	2/11/2020	7,664	Various	Single-family	Fixed	3.02%	11/1/2028
Senior loan	2/11/2020	46,146	Various	Single-family	Fixed	2.14%	10/1/2025
Senior loan	2/11/2020	8,922	Various	Single-family	Fixed	3.30%	10/1/2028
Senior loan	2/11/2020	35,955	Various	Single-family	Fixed	2.70%	11/1/2028
Senior loan	2/11/2020	5,933	Various	Single-family	Fixed	2.68%	11/1/2028
Senior loan	2/11/2020	13,603	Various	Single-family	Fixed	2.61%	11/1/2023
Senior loan	2/11/2020	5,346	Various	Single-family	Fixed	3.14%	12/1/2028
Senior loan	2/11/2020	9,502	Various	Single-family	Fixed	3.02%	12/1/2028
Senior loan	2/11/2020	9,971	Various	Single-family	Fixed	2.77%	12/1/2028
Senior loan	2/11/2020	4,899	Various	Single-family	Fixed	2.97%	1/1/2029
Senior loan	2/11/2020	8,417	Various	Single-family	Fixed	3.14%	1/1/2029
Senior loan	2/11/2020	5,834	Various	Single-family	Fixed	2.40%	2/1/2024
Senior loan	2/11/2020	4,279	Various	Single-family	Fixed	3.06%	2/1/2029
Senior loan	2/11/2020	16,076	Various	Single-family	Fixed	2.91%	2/1/2029
Senior loan	2/11/2020	7,017	Various	Single-family	Fixed	2.98%	2/1/2029
Senior loan	2/11/2020	7,298	Various	Single-family	Fixed	2.80%	2/1/2029
Senior loan	2/11/2020	6,150	Various	Single-family	Fixed	2.99%	3/1/2029
Senior loan	2/11/2020	9,284	Various	Single-family	Fixed	2.45%	3/1/2026
Senior loan	2/11/2020	55,988	Various	Single-family	Fixed	2.70%	3/1/2029
Total		$786,939				2.44%

Schedule of Line of Credit Facilities [Table Text Block]
Balances as of December 31, 2019	$—
Assumption of debt	788,764
Principal borrowings	160,379
Principal repayments	(1,992)
Balances as of September 30, 2020	$947,151

Schedule of Maturities of Long-term Debt [Table Text Block]
Year	Non-recourse	Total
2020¹	$(160,212)	$(160,212)
2021	—	—
2022	—	—
2023	(24,343)	(24,343)
2024	(5,834)	(5,834)
Thereafter	(756,762)	(756,762)
	$(947,151)	$(947,151)